Income Taxes (Details 1) - USD ($)		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Income tax expense (benefit) at applicable statutory rate	[1]	$ 9,738	$ 544,962
Nondeductible expenses		5,090	4,992
(Income) loss not subject to tax	[2]	(323,006)	(642,193)
Current year change in valuation allowance		311,499	140,398
Other			11,834
Reported income taxes		$ 3,321	$ 59,993

[1]	The applicable statutory rate applied is based on the profits tax rates in Hong Kong. Effective for tax years ended on or after December 31, 2018, the applicable tax rate was 8.25% on the first HK $2,000,000 of assessable profits and 16.5% on any assessable profits above that threshold. The 8.25% tax rate can only be utilized by one entity in a controlled group. All other Hong Kong entities in the Group utilize the 16.5% tax rate. The Singapore entity within the Group has an applicable tax rate of 17.0%.
[2]	The Group also has entities domiciled in the British Virgin Islands and the Cayman Islands, but such entities are not subject to income or capital gains taxes.